Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Right use of asset			$ 295,000	¥ 2,057,797
Lease liabilities			$ 194,000	¥ 1,356,772
Non-cancelable operating lease, description	The company leases office space under non-cancelable operating lease agreements, which expire at various dates in 2022 and 2024.
Weighted average remaining lease term	1 year 6 months 25 days
Weighted average discount rate	4.78%
Operating lease costs	$ 385,126	$ 387,459
Short term lease costs	27,490	16,123
Measurement of operating lease liabilities	$ 396,569	$ 313,120